Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

	Furniture and fixtures	Computer equipment	Total
	HK$	HK$	HK$
Cost:
At January 1, 2020	11,090	4,073,634	4,084,724
Additions	—	110,734	110,734

At December 31, 2020 and January 1, 2021 and December 31, 2021	11,090	4,184,368	4,195,458

Accumulated depreciation:
At January 1, 2020	(8,496)	(4,045,231)	(4,053,727)
Charge for the year	(2,218)	(28,156)	(30,374)

At December 31, 2020 and January 1, 2021	(10,714)	(4,073,387)	(4,084,101)
Charge for the year	(376)	(43,850)	(44,226)

At December 31, 2021	(11,090)	(4,117,237)	(4,128,327)

Carrying amount:
At January 1, 2020	2,594	28,403	30,997

At December 31, 2020	376	110,981	111,357

At December 31, 2021	—	67,131	67,131